Net Operating Revenue (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Regulatory charges	R$ (3,670,454)
Regulatory charges	3,670,454	R$ 3,508,757	R$ 1,857,343
Energy Development Account C D E Energia [Member]
IfrsStatementLineItems [Line Items]
Regulatory charges	2,670,262	1,737,716	1,530,998
Other Charges Rate Flags [Member]
IfrsStatementLineItems [Line Items]
Regulatory charges	724,414	1,480,361	81,159
Research And Development And Energy Efficiency [Member]
IfrsStatementLineItems [Line Items]
Regulatory charges	154,138	191,006	144,474
Global Reversion Reserve R G R Quota [Member]
IfrsStatementLineItems [Line Items]
Regulatory charges	42,103	44,372	62,057
Energy Development Account C D E Uso [Member]
IfrsStatementLineItems [Line Items]
Regulatory charges	65,460	42,973	27,315
Inspection Fee [Member]
IfrsStatementLineItems [Line Items]
Regulatory charges	R$ 14,077	R$ 12,329	R$ 11,340